Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Income Tax (Details) [Line Items]
Income tax expense benefit	$ (54,000)	$ 85,000	$ 32,000	$ 91,000
Effective tax rate	0.50%		0.20%	8.40%			28.80%
Income Tax Provision [Member]
Income Tax (Details) [Line Items]
Income tax expense benefit	$ 54,000,000		$ 32,000,000	$ 91,000,000			$ 85,000,000
Rosecliff Acquisition Corp I [Member]
Income Tax (Details) [Line Items]
Operating loss carryovers					$ 675	$ 198,091
Change in valuation allowance					214,262	712,604
Income tax expense benefit					$ 614,297
Effective tax rate					5.50%	0.00%